Document And Entity Information	Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 10
Entity Central Index Key	0001806524
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048693
City Area Code	+65
Local Phone Number	8877 3871
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY